CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Sponsor	Additional Paid in Capital	Additional Paid in Capital Sponsor	Accumulated Deficit	Class A common stock Ordinary Shares	Class B common stock Ordinary Shares	Class B common stock Ordinary Shares Sponsor
Balance at the beginning (in shares) at Dec. 26, 2019							0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares (in shares)							1
Net loss	$ (5,288)				$ (5,288)
Balance at the end at Dec. 31, 2019	(5,288)				(5,288)
Balance at the end (in shares) at Dec. 31, 2019							1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cancellation of Class B ordinary share (in shares)							(1)
Issuance of Class B ordinary shares		$ 25,000		$ 23,275				$ 1,725
Issuance of Class B ordinary shares (in shares)								17,250,000
Net loss	(3,413)				(3,413)
Balance at the end at Mar. 31, 2020	16,299		$ 23,275		(8,701)	$ 0	$ 1,725
Balance at the end (in shares) at Mar. 31, 2020						0	17,250,000
Balance at the beginning at Dec. 31, 2019	(5,288)				(5,288)
Balance at the beginning (in shares) at Dec. 31, 2019							1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cancellation of Class B ordinary share (in shares)							(1)
Issuance of Class B ordinary shares		$ 25,000		$ 23,275				$ 1,725
Issuance of Class B ordinary shares (in shares)								17,250,000
Sale of Class A shares in initial public offering, less fair value of public warrants, net of offering costs (As Restated)	608,787,788		608,780,888			$ 6,900
Sale of units (in shares)						69,000,000
Excess of fair value of private placement warrants over cash received	(5,266,666)		(5,266,666)
Class A ordinary shares subject to possible redemption	(569,661,141)		(569,655,444)			$ (5,697)
Class A ordinary shares subject to possible redemption (in shares)						(56,966,114)
Net loss	(28,879,692)				(28,879,692)
Balance at the end at Dec. 31, 2020	5,000,001		33,882,053		(28,844,980)	$ 1,203	$ 1,725
Balance at the end (in shares) at Dec. 31, 2020						12,033,886	17,250,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A ordinary shares subject to possible redemption	18,134,411		18,134,229			$ 182
Class A ordinary shares subject to possible redemption (in shares)						1,813,441
Net loss	(18,134,411)				(18,134,411)
Balance at the end at Mar. 31, 2021	$ 5,000,001		$ 52,016,282		$ (47,019,391)	$ 1,385	$ 1,725
Balance at the end (in shares) at Mar. 31, 2021						13,847,327	17,250,000